INTANGIBLE ASSETS AND UNFAVORABLE LEASE (Annual Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
2013	10,601
2014	9,068
2015	7,315
2016	5,831
2017	3,080
Total	35,895
Amortization for Intangible Assets [Member]
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
2013	43,523
2014	41,987
2015	40,234
2016	38,658
2017	35,573
Total	199,975
Amortization for Unfavorable Lease [Member]
Estimated Amortization Expense for Intangible Assets and Unfavorable Lease Liability [Line Items]
2013	(32,922)
2014	(32,919)
2015	(32,919)
2016	(32,827)
2017	(32,493)
Total	(164,080)